Litigation, regulatory and similar matters (Tables)	12 Months Ended
Dec. 31, 2020
Notes Litigation Regulatory And Similar Matters [Line Items]
Disclosure of provisions for litigation, regulatory and similar matters [text block]
Provisions for litigation, regulatory and similar matters by business division and in Group Functions[1]
USD million	Global Wealth Manage-ment	Personal & Corporate Banking	Asset Manage-ment	Investment Bank	Group Functions	Total 2020	Total 2019
Balance at the beginning of the year	782	113	0	255	1,325	2,475	2,827
Increase in provisions recognized in the income statement	213	0	0	19	1	233	258
Release of provisions recognized in the income statement	(24)	(6)	0	(1)	(2)	(33)	(81)
Provisions used in conformity with designated purpose	(154)	(1)	0	(52)	(395)	(603)	(518)
Reclassifications	0	0	0	(3)	3	0	0
Foreign currency translation / unwind of discount	44	10	0	10	0	64	(12)
Balance at the end of the year	861	115	0	227	932	2,135	2,475
1 Provisions, if any, for matters described in this disclosure are recorded in Global Wealth Management (item 3 and item 4) and Group Functions (item 2). Provisions, if any, for the matters described in items 1 and 6 of this disclosure are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this disclosure in item 5 are allocated between the Investment Bank and Group Functions.

UBS AG
Notes Litigation Regulatory And Similar Matters [Line Items]
Disclosure of provisions for litigation, regulatory and similar matters [text block]
Provisions for litigation, regulatory and similar matters by business division and in Group Functions[1]
USD million	Global Wealth Manage-ment	Personal & Corporate Banking	Asset Manage-ment	Investment Bank	Group Functions	Total 2020	Total 2019
Balance at the beginning of the year	782	113	0	255	1,325	2,475	2,827
Increase in provisions recognized in the income statement	213	0	0	19	1	233	258
Release of provisions recognized in the income statement	(24)	(6)	0	(1)	(2)	(33)	(81)
Provisions used in conformity with designated purpose	(154)	(1)	0	(52)	(395)	(603)	(518)
Reclassifications	0	0	0	(3)	3	0	0
Foreign currency translation / unwind of discount	44	10	0	10	0	64	(12)
Balance at the end of the year	861	115	0	227	932	2,135	2,475
1 Provisions, if any, for matters described in this disclosure are recorded in Global Wealth Management (item 3 and item 4) and Group Functions (item 2). Provisions, if any, for the matters described in items 1 and 6 of this disclosure are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this disclosure in item 5 are allocated between the Investment Bank and Group Functions.